Basis of Presentation and Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets	$ 0	$ 0
Total costs capitalized under the Accelerated Commercial Development Program	6,060	5,735
Total Accelerated Commercial Development Program related amortization	$ 3,516	$ 2,052
Software Development [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years